                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

Nancy Vann
Vice President &
Assistant Counsel

May 3, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Bond Fund Series ("Registrant") on behalf of its series
            Oppenheimer Convertible Securities Fund
            File Nos. 033-03076 and 811-04576

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 30 to the Registrant's
Registration Statement on Form N-1A, which was filed electronically with the
Securities and Exchange Commission on May 1, 2006.

                                         Sincerely,

                                         /s/ Nancy Vann
                                        ------------------------------------
                                             Nancy Vann
                                             Vice President &
                                             Assistant Counsel
                                             212.323.5089
                                             nvann@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond